Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Schedule of Right-Of-Use Assets	Right-of-use assets

	As of December 31,
	2024	2023
Carrying amounts
Land and buildings	$35,171	$29,788
Others	132	624
	$35,303	$30,412

	For the Year Ended December 31
	2024	2023	2022
Additions to right-of-use assets	$27,150	$23,146	$10,330

Depreciation expenses of right-of-use assets
Land and buildings	$13,821	$12,639	$12,400
Others	325	374	435
	$14,146	$13,013	$12,835

Schedule of Lease Liabilities	Lease liabilities

	As of December 31,
	2024	2023
Lease liabilities	$36,412	$30,138

Current	$9,446	$11,296
Non-current	26,966	18,842
	$36,412	$30,138

Discount rates	1.20%-11.50%	1.20%-3.10%

Schedule of Other Lease Information	Other lease information

	For the Year Ended December 31
	2024	2023	2022
Expenses relating to short-term leases and low-value asset leases	$4,449	$2,800	$1,537

Total cash outflows for leases	$(18,710)	$(16,002)	$(14,863)